FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial instruments
Gains/(losses) recorded into AOCI	SFr 4,511	SFr 3,985
Gains/(losses) recorded into AOCI, Cumulatively	(28)
Gains/(losses) recorded into AOCI transferred to net income	(9,172)	17
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(26)	41
Gains/(losses) recorded into AOCI, Cumulatively	(25)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(33)	0
Gains/(losses) recorded into AOCI, Cumulatively	(59)
Gains/(losses) recorded into AOCI transferred to net income	2	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	4,570	3,944
Gains/(losses) recorded into AOCI, Cumulatively	56
Gains/(losses) recorded into AOCI transferred to net income	(9,174)	17
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(1,583)	1,476
Gains/(losses) recorded into AOCI, Cumulatively	(164)
Gains/(losses) recorded into AOCI transferred to net income	(126)	17
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	6,454	2,041
Gains/(losses) recorded into AOCI, Cumulatively	36
Gains/(losses) recorded into AOCI transferred to net income	SFr (9,048)	SFr 0